Share-based payments	12 Months Ended
Mar. 31, 2018
Text Block1 [Abstract]
Share-based payments

22. Share-based payments

What share incentive arrangements do we have?

Our plans include savings-related share option plans for employees and those of participating subsidiaries, further share option plans for selected employees and a stock purchase plan for employees in the US. We also have several share plans for executives. All share-based payment plans are equity-settled. Details of these plans and an analysis of the total charge by type of award is set out below.

Year ended 31 March	2018 £m	2017 £m	2016 £m

Employee Saveshare Plans	42	40	27
Executive Share Plans:
Incentive Share Plan (ISP)	16	–	21
Deferred Bonus Plan (DBP)	4	9	4
Retention Share Plan (RSP)[a]	21	8	1
Other plans	1	–	5
	84	57	58

[a] Re-presented to show RSPs separately from other plans.

Employee Saveshare Plans

Under an HMRC-approved savings-related share option plan, employees save on a monthly basis, over a three or five-year period, towards the purchase of shares at a fixed price determined when the option is granted. This price is usually set at a 20% discount to the market price for five-year plans and 10% for three-year plans. The options must be exercised within six months of maturity of the savings contract, otherwise they lapse. Similar plans operate for our overseas employees.

Incentive Share Plan (ISP)

Under the ISP, participants are only entitled to these shares in full at the end of a three-year period if the company has met the relevant pre-determined corporate performance measures and if the participants are still employed by the group. For ISP awards granted in 2017/18, 2016/17 and 2015/16: 40% of each award is linked to a total shareholder return (TSR) target for a comparator group of companies from the beginning of the relevant performance period; 40% is linked to a three-year cumulative normalised free cash flow measure; and 20% to growth in underlying revenue excluding transit.

Deferred Bonus Plan (DBP)

Under the DBP, awards are granted annually to selected employees. Shares in the company are transferred to participants at the end of three years if they continue to be employed by the group throughout that period.

Retention Share Plan (RSP)

Under the RSP, awards are granted to selected employees. Shares in the company are transferred to participants at the end of a specified retention period if they continue to be employed by the group throughout that period.

22. Share-based payments continued

Under the terms of the ISP, DBP and RSP, dividends or dividend equivalents earned on shares during the conditional periods are reinvested in company shares for the potential benefit of the participants.

Employee Saveshare Plans

Movements in Employee Saveshare options are shown below.

	Movement in the number of share options			Weighted average exercise price
Year ended 31 March	2018 millions	2017 millions	2016 millions	2018 pence	2017 pence	2016 pence

Outstanding at 1 April	189	197	226	313	287	226
Granted	69	44	47	250	362	385
Forfeited	(41)	(18)	(12)	328	345	306
Exercised	(30)	(33)	(63)	169	208	139
Expired	(12)	(1)	(1)	353	345	247
Outstanding at 31 March	175	189	197	306	313	287
Exercisable at 31 March	–	–	–	320	237	140

The weighted average share price for all options exercised during 2017/18 was 311p (2016/17: 357p, 2015/16: 463p).

The following table summarises information relating to options outstanding and exercisable under Employee Saveshare plans at 31 March 2018.

Normal dates of vesting and exercise (based on calendar years)	Exercise price per share	Weighted average exercise price		Number of outstanding options millions	Weighted average remaining contractual life

2018	249p – 423p	306	p	25	10 months
2019	319p – 397p	333	p	53	22 months
2020	243p – 376p	307	p	44	34 months
2021	353p	353	p	17	46 months
2022	243p	243	p	36	58 months
Total		306	p	175	33 months

Executive share plans

Movements in executive share plan awards during 2017/18 are shown below:

	Number of shares (millions)
	ISP	DBP	RSP	Total

At 1 April 2017	45	7	4	56
Awards granted	26	2	10	38
Awards vested	–	(3)	(2)	(5)
Awards lapsed	(20)	–	(1)	(21)
Dividend shares reinvested	3	–	1	4
At 31 March 2018	54	6	12	72

Fair values

The following table summarises the fair values and key assumptions used for valuing grants made under the Employee Saveshare plans and ISP in 2017/18, 2016/17 and 2015/16.

			2018		2017		2016
Year ended 31 March	Employee Saveshare		ISP	Employee Saveshare	ISP	Employee Saveshare	ISP

Weighted average fair value	56	p	202p	72p	328p	81p	364p
Weighted average share price	296	p	281p	422p	426p	454p	451p
Weighted average exercise price	250	p	n/a	362p	n/a	385p	n/a
Expected dividend yield	3.12% – 3.21%		n/a	2.9% – 3.4%	n/a	3.2% –3.7%	n/a
Risk free rates	0.1% – 0.2%		0.2%	0.5% – 0.8%	0.6%	0.7% – 1.6%	0.7%
Expected volatility	23.1% – 24.3%		23.6%	19.0% – 21.5%	21.8%	19.7% –22.7%	22.0%

Employee Saveshare grants are valued using a Binomial options pricing model. Awards under the ISP are valued using Monte Carlo simulations. TSRs are generated for BT and the comparator group at the end of the three-year performance period, using each company’s volatility and the cross correlation between pairs of stocks.

22. Share-based payments continued

Volatility has been determined by reference to BT’s historical volatility which is expected to reflect the BT share price in the future. An expected life of three months after vesting date is assumed for Employee Saveshare options. For all other awards the expected life is equal to the vesting period. The risk-free interest rate is based on the UK gilt curve in effect at the time of the grant, for the expected life of the option or award.

The fair values for the DBP and RSP were determined using the market price of the shares at the grant date. The weighted average share price for DBP awards granted in 2017/18 was 282p (2016/17: 421p, 2015/16: 451p) and for RSP awards granted in 2017/18 it was 282p (2016/17: 417p, 2015/16: 420p).